Goodwill and other intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and other intangible assets
Summary of goodwill and intangible asset

		Customer‑	Network‑
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations*	156,849	191,332	38,205	—	1,035	387,421
Disposals	—	—	—	(18)	(723)	(741)
Effects of movement in exchange rates	(33,209)	(46,002)	(4,555)	(1,217)	(514)	(85,497)
At December 31, 2021*	780,147	877,764	107,202	17,706	23,798	1,806,617

At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the period	—	—	—	11,908	1,330	13,238
Additions through business combinations (note 27) **	148,633	310,677	70,090	—	—	529,400
Effects of movement in exchange rates	(11,510)	(34,088)	(9,657)	(3,581)	229	(58,607)
At September 30, 2022	917,270	1,154,353	167,635	26,033	25,357	2,290,648

Accumulated amortization and impairment
At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Effects of movement in exchange rates	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the period	—	32,500	5,013	1,661	1,344	40,518
Effects of movement in exchange rates	—	(7,083)	(1,272)	(1,084)	524	(8,915)
At September 30, 2022	251	156,985	25,626	7,454	22,279	212,595
Net book value
At December 31, 2021	779,896	746,196	85,317	10,829	3,387	1,625,625
At September 30, 2022	917,019	997,368	142,009	18,579	3,078	2,078,053

* Re-presented to reflect the remeasurement period adjustments in respect of updates to the accounting for the acquisition of Fiberco Soluções de Infraestrutura S.A. in November 2021 (refer to note 27).